Schedule of Investments
(unaudited)
July 31, 2024
iShares
®
Morningstar Mid-Cap ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 1.5%
Axon Enterprise, Inc.
(a)
................ 6,230 $ 1,869,062
HEICO Corp. ...................... 3,699 892,717
HEICO Corp. , Class A ................. 6,734 1,280,201
Howmet Aerospace, Inc. ............... 35,539 3,401,082
Huntington Ingalls Industries, Inc. ......... 3,496 978,810
L3Harris Technologies, Inc. ............. 16,530 3,750,492
Textron, Inc. ....................... 16,672 1,548,829
13,721,193
Air Freight & Logistics — 0.2%
Expeditors International of Washington, Inc. .. 12,148 1,516,313
Automobile Components — 0.2%
Aptiv plc
(a)
......................... 23,649 1,641,004
Automobiles — 0.9%
Ford Motor Co. ..................... 343,203 3,713,457
General Motors Co. .................. 99,466 4,408,333
8,121,790
Banks — 2.1%
Citizens Financial Group, Inc. ........... 40,137 1,712,646
Fifth Third Bancorp .................. 59,750 2,529,815
First Citizens BancShares, Inc. , Class A ..... 1,085 2,265,144
Huntington Bancshares, Inc. ............ 127,367 1,904,136
KeyCorp .......................... 82,890 1,337,016
M&T Bank Corp. .................... 14,578 2,509,894
Regions Financial Corp. ............... 81,022 1,812,462
Truist Financial Corp. ................. 116,406 5,202,184
19,273,297
Beverages — 1.0%
Brown-Forman Corp. , Class A ........... 4,246 193,575
Brown-Forman Corp. , Class B, NVS ....... 25,786 1,164,496
Celsius Holdings, Inc.
(a)
................ 13,892 650,562
Constellation Brands, Inc. , Class A ........ 14,129 3,463,866
Keurig Dr Pepper, Inc. ................ 94,839 3,251,081
Molson Coors Beverage Co. , Class B ...... 15,328 810,085
9,533,665
Biotechnology — 1.8%
(a)
Alnylam Pharmaceuticals, Inc. ........... 10,916 2,592,113
Biogen, Inc. ....................... 12,600 2,686,320
BioMarin Pharmaceutical, Inc. ........... 16,354 1,379,133
Exact Sciences Corp.
(b)
................ 15,944 728,322
Incyte Corp. ....................... 14,281 929,265
Moderna, Inc. ...................... 29,205 3,481,820
Natera, Inc. ........................ 10,658 1,091,273
Neurocrine Biosciences, Inc. ............ 8,758 1,239,870
Sarepta Therapeutics, Inc. .............. 7,947 1,130,381
United Therapeutics Corp. .............. 3,338 1,045,762
16,304,259
Broadline Retail — 0.5%
Coupang, Inc. , Class A
(a)(b)
.............. 104,385 2,165,989
eBay, Inc. ......................... 44,207 2,458,351
4,624,340
Building Products — 2.2%
A O Smith Corp. .................... 10,432 887,137
Advanced Drainage Systems, Inc. ........ 6,159 1,090,389
Allegion plc ........................ 7,632 1,044,134
Builders FirstSource, Inc.
(a)(b)
............ 10,603 1,774,624
Carlisle Cos., Inc. ................... 4,169 1,745,060
Carrier Global Corp. .................. 73,164 4,983,200
Johnson Controls International plc ........ 59,266 4,239,890
Security
Shares
Shares Value
Building Products (continued)
Lennox International, Inc. .............. 2,778 $ 1,620,963
Masco Corp. ....................... 19,159 1,491,528
Owens Corning ..................... 7,586 1,413,879
20,290,804
Capital Markets — 4.0%
Ameriprise Financial, Inc. .............. 8,671 3,729,137
Ares Management Corp. , Class A ......... 16,128 2,470,810
Bank of New York Mellon Corp. (The) ...... 65,393 4,255,123
Carlyle Group, Inc. (The) ............... 18,910 940,583
Coinbase Global, Inc. , Class A
(a)
.......... 17,184 3,855,402
FactSet Research Systems, Inc. .......... 3,299 1,362,784
Franklin Resources, Inc. ............... 25,094 573,900
Interactive Brokers Group, Inc. , Class A ..... 9,383 1,119,110
LPL Financial Holdings, Inc. ............. 6,508 1,441,652
Morningstar, Inc. .................... 2,316 735,677
MSCI, Inc. ........................ 6,879 3,719,888
Nasdaq, Inc. ....................... 33,718 2,282,034
Northern Trust Corp. .................. 17,848 1,582,225
Raymond James Financial, Inc. .......... 16,579 1,923,164
Robinhood Markets, Inc. , Class A
(a)
........ 44,658 918,615
State Street Corp. ................... 26,298 2,234,541
T. Rowe Price Group, Inc. .............. 19,321 2,206,652
Tradeweb Markets, Inc. , Class A .......... 10,132 1,131,542
36,482,839
Chemicals — 2.6%
Albemarle Corp. .................... 10,184 953,935
Celanese Corp. ..................... 9,539 1,346,430
CF Industries Holdings, Inc. ............. 15,836 1,209,712
Corteva, Inc. ....................... 60,634 3,401,567
Dow, Inc. ......................... 61,301 3,339,066
DuPont de Nemours, Inc. .............. 36,385 3,045,425
Eastman Chemical Co. ................ 10,434 1,078,145
International Flavors & Fragrances, Inc. ..... 22,232 2,211,639
LyondellBasell Industries NV , Class A ...... 22,642 2,251,973
Mosaic Co. (The) .................... 27,985 833,114
PPG Industries, Inc. .................. 20,486 2,601,312
RPM International, Inc. ................ 11,222 1,363,024
Westlake Corp. ..................... 3,030 448,016
24,083,358
Commercial Services & Supplies — 1.0%
Clean Harbors, Inc.
(a)
................. 4,462 1,065,213
Copart, Inc.
(a)
...................... 75,976 3,975,824
Rollins, Inc. ........................ 25,522 1,222,759
Tetra Tech, Inc. ..................... 4,616 984,316
Veralto Corp. ....................... 20,569 2,191,833
9,439,945
Communications Equipment — 0.2%
F5, Inc.
(a)
......................... 5,085 1,035,510
Juniper Networks, Inc. ................ 28,057 1,057,468
2,092,978
Construction & Engineering — 0.8%
AECOM .......................... 11,818 1,070,829
Comfort Systems USA, Inc. ............. 3,116 1,035,821
EMCOR Group, Inc. .................. 4,108 1,542,307
Quanta Services, Inc. ................. 12,666 3,361,303
7,010,260
Construction Materials — 0.7%
Martin Marietta Materials, Inc. ........... 5,381 3,192,816
Vulcan Materials Co. ................. 11,545 3,169,218
6,362,034

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
Morningstar Mid-Cap ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Consumer Finance — 1.2%
Ally Financial, Inc. ................... 23,598 $ 1,062,146
Capital One Financial Corp. ............. 33,188 5,024,663
Discover Financial Services ............. 21,814 3,140,998
Synchrony Financial .................. 35,201 1,787,859
11,015,666
Consumer Staples Distribution & Retail — 1.8%
Albertsons Cos., Inc. , Class A ........... 34,688 687,863
BJ's Wholesale Club Holdings, Inc.
(a)
....... 10,716 942,579
Casey's General Stores, Inc. ............ 3,254 1,262,031
Dollar General Corp. ................. 19,100 2,299,449
Dollar Tree, Inc.
(a)
.................... 17,938 1,871,651
Kroger Co. (The) .................... 59,005 3,215,773
Performance Food Group Co.
(a)
.......... 13,555 935,295
Sysco Corp. ....................... 43,437 3,329,446
US Foods Holding Corp.
(a)
.............. 20,132 1,094,979
Walgreens Boots Alliance, Inc. ........... 62,033 736,332
16,375,398
Containers & Packaging — 1.1%
Amcor plc ......................... 126,220 1,329,097
Avery Dennison Corp. ................. 6,982 1,513,907
Ball Corp. ......................... 27,376 1,747,410
Crown Holdings, Inc. ................. 10,473 928,955
International Paper Co. ................ 29,923 1,390,821
Packaging Corp. of America ............ 7,778 1,554,589
Smurfit WestRock plc
(a)
................ 43,444 1,948,029
10,412,808
Distributors — 0.4%
Genuine Parts Co. ................... 12,211 1,796,360
LKQ Corp. ........................ 23,264 965,456
Pool Corp. ........................ 3,278 1,226,103
3,987,919
Diversified Consumer Services — 0.1%
Service Corp. International ............. 12,695 1,014,457
Diversified REITs — 0.1%
WP Carey, Inc. ..................... 18,933 1,094,517
Electric Utilities — 3.1%
Alliant Energy Corp. .................. 22,055 1,227,581
American Electric Power Co., Inc. ......... 45,834 4,497,232
Avangrid, Inc. ...................... 6,206 221,368
Edison International .................. 33,520 2,681,935
Entergy Corp. ...................... 18,514 2,147,069
Evergy, Inc. ........................ 19,911 1,154,838
Eversource Energy .................. 30,318 1,967,941
Exelon Corp. ....................... 86,694 3,225,017
FirstEnergy Corp. ................... 44,332 1,857,954
NRG Energy, Inc. .................... 18,265 1,372,980
PG&E Corp. ....................... 186,751 3,408,206
PPL Corp. ........................ 64,196 1,907,905
Xcel Energy, Inc. .................... 48,039 2,799,713
28,469,739
Electrical Equipment — 1.8%
AMETEK, Inc. ...................... 20,025 3,473,937
GE Vernova, Inc.
(a)
................... 23,840 4,249,242
Hubbell, Inc. ....................... 4,655 1,841,751
nVent Electric plc .................... 14,480 1,051,682
Regal Rexnord Corp. ................. 5,768 926,802
Rockwell Automation, Inc. .............. 9,962 2,775,911
Vertiv Holdings Co. , Class A ............ 31,520 2,480,624
16,799,949
Security
Shares
Shares Value
Electronic Equipment, Instruments & Components — 2.1%
CDW Corp. ........................ 11,669 $ 2,545,126
Corning, Inc. ....................... 67,413 2,697,194
Flex Ltd.
(a)
......................... 35,675 1,146,951
Jabil, Inc. ......................... 10,311 1,161,740
Keysight Technologies, Inc.
(a)
............ 15,143 2,113,509
TD SYNNEX Corp. ................... 4,360 519,581
TE Connectivity Ltd. .................. 26,616 4,107,647
Teledyne Technologies, Inc.
(a)
............ 4,088 1,724,564
Trimble, Inc.
(a)
...................... 21,228 1,157,775
Zebra Technologies Corp. , Class A
(a)
....... 4,449 1,562,444
18,736,531
Energy Equipment & Services — 0.7%
Baker Hughes Co. , Class A ............. 88,008 3,407,670
Halliburton Co. ..................... 77,706 2,694,844
6,102,514
Entertainment — 1.3%
Electronic Arts, Inc. .................. 21,228 3,204,154
Liberty Media Corp.-Liberty Formula One , Class
A
(a)
........................... 2,022 149,567
Liberty Media Corp.-Liberty Formula One , Class
C, NVS
(a)
....................... 17,788 1,438,516
Live Nation Entertainment, Inc.
(a)
......... 12,899 1,240,755
ROBLOX Corp. , Class A
(a)
.............. 45,528 1,890,322
Take-Two Interactive Software, Inc.
(a)
....... 13,786 2,075,207
Warner Bros Discovery, Inc.
(a)
........... 193,757 1,675,998
11,674,519
Financial Services — 1.4%
Block, Inc. , Class A
(a)
................. 48,628 3,009,101
Corpay, Inc.
(a)
...................... 6,089 1,776,892
Equitable Holdings, Inc. ............... 26,305 1,147,161
Fidelity National Information Services, Inc. ... 49,154 3,776,502
Global Payments, Inc. ................ 22,292 2,265,759
Jack Henry & Associates, Inc. ........... 6,476 1,110,504
13,085,919
Food Products — 2.4%
Archer-Daniels-Midland Co. ............. 42,917 2,661,283
Bunge Global SA .................... 12,353 1,299,906
Campbell Soup Co. .................. 17,385 814,661
Conagra Brands, Inc. ................. 41,606 1,261,494
General Mills, Inc. ................... 49,322 3,311,479
Hershey Co. (The) ................... 12,807 2,529,126
Hormel Foods Corp. .................. 25,181 808,562
J M Smucker Co. (The) ................ 9,173 1,081,955
Kellanova ......................... 22,959 1,335,066
Kraft Heinz Co. (The) ................. 77,961 2,745,007
Lamb Weston Holdings, Inc. ............ 12,569 754,392
McCormick & Co., Inc. (Non-Voting) , NVS ... 21,837 1,681,668
Tyson Foods, Inc. , Class A ............. 24,489 1,491,380
21,775,979
Gas Utilities — 0.2%
Atmos Energy Corp. .................. 13,106 1,675,995
Ground Transportation — 1.4%
JB Hunt Transport Services, Inc. ......... 7,194 1,245,641
Norfolk Southern Corp. ................ 19,677 4,910,592
Old Dominion Freight Line, Inc. .......... 16,502 3,468,391
Saia, Inc.
(a)
........................ 2,308 964,398
U-Haul Holding Co.
(a)
................. 669 44,683
U-Haul Holding Co. , NVS .............. 8,917 568,280
XPO, Inc.
(a)
........................ 10,124 1,163,146
12,365,131

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
Morningstar Mid-Cap ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Health Care Equipment & Supplies — 3.1%
Align Technology, Inc.
(a)
................ 6,512 $ 1,510,003
Baxter International, Inc. ............... 44,047 1,577,763
Cooper Cos., Inc. (The)
(a)
.............. 17,247 1,609,662
Dexcom, Inc.
(a)
..................... 34,576 2,344,944
Edwards Lifesciences Corp.
(a)
........... 52,342 3,300,163
GE HealthCare Technologies, Inc. ........ 34,190 2,893,500
Hologic, Inc.
(a)
...................... 20,255 1,653,011
IDEXX Laboratories, Inc.
(a)
.............. 7,167 3,412,352
Insulet Corp.
(a)
...................... 6,065 1,178,733
ResMed, Inc. ...................... 12,800 2,729,600
Solventum Corp.
(a)
................... 11,968 704,676
STERIS plc ........................ 8,608 2,055,246
Teleflex, Inc. ....................... 4,072 899,586
Zimmer Biomet Holdings, Inc. ........... 17,876 1,990,493
27,859,732
Health Care Providers & Services — 2.3%
Cardinal Health, Inc. .................. 21,257 2,143,343
Cencora, Inc. ...................... 15,077 3,586,517
Centene Corp.
(a)
.................... 46,682 3,590,780
DaVita, Inc.
(a)
....................... 4,371 597,166
Humana, Inc. ...................... 10,481 3,790,034
Labcorp Holdings, Inc. ................ 7,352 1,583,915
Molina Healthcare, Inc.
(a)
............... 5,052 1,724,096
Quest Diagnostics, Inc. ................ 9,620 1,368,926
Tenet Healthcare Corp.
(a)
............... 8,455 1,265,714
Universal Health Services, Inc. , Class B .... 5,191 1,109,628
20,760,119
Health Care REITs — 0.5%
Alexandria Real Estate Equities, Inc. ....... 13,515 1,585,174
Healthpeak Properties, Inc. ............. 61,608 1,344,287
Ventas, Inc. ....................... 35,073 1,909,374
4,838,835
Health Care Technology — 0.3%
Veeva Systems, Inc. , Class A
(a)
.......... 12,877 2,471,483
Hotel & Resort REITs — 0.1%
Host Hotels & Resorts, Inc. ............. 60,936 1,066,989
Hotels, Restaurants & Leisure — 2.9%
Carnival Corp.
(a)
..................... 86,983 1,449,137
Churchill Downs, Inc. ................. 6,120 878,587
Darden Restaurants, Inc. .............. 10,433 1,526,244
Domino's Pizza, Inc. .................. 3,019 1,294,245
DoorDash, Inc. , Class A
(a)
.............. 26,772 2,964,196
DraftKings, Inc. , Class A
(a)
.............. 41,514 1,533,942
Expedia Group, Inc.
(a)
................. 11,024 1,407,434
Hilton Worldwide Holdings, Inc. .......... 21,414 4,596,943
Las Vegas Sands Corp. ............... 35,205 1,396,582
MGM Resorts International
(a)
............ 20,942 899,878
Royal Caribbean Cruises Ltd.
(a)(b)
......... 20,520 3,215,894
Wingstop, Inc. ...................... 2,568 960,124
Wynn Resorts Ltd. ................... 8,341 690,802
Yum! Brands, Inc. ................... 24,367 3,236,669
26,050,677
Household Durables — 2.0%
DR Horton, Inc. ..................... 26,430 4,755,550
Garmin Ltd. ........................ 13,403 2,295,264
Lennar Corp. , Class A ................. 20,772 3,675,190
Lennar Corp. , Class B
(b)
............... 949 156,547
NVR, Inc.
(a)
........................ 262 2,255,160
PulteGroup, Inc. .................... 18,359 2,423,388
Toll Brothers, Inc. .................... 9,042 1,290,384
Security
Shares
Shares Value
Household Durables (continued)
TopBuild Corp.
(a)
.................... 2,775 $ 1,327,948
18,179,431
Household Products — 0.8%
Church & Dwight Co., Inc. .............. 21,403 2,097,708
Clorox Co. (The) .................... 10,784 1,422,733
Kimberly-Clark Corp. ................. 29,364 3,965,608
7,486,049
Independent Power and Renewable Electricity Producers — 0.4%
AES Corp. (The) .................... 61,771 1,098,906
Vistra Corp. ....................... 28,273 2,239,787
3,338,693
Insurance — 5.2%
Aflac, Inc. ......................... 45,344 4,324,911
Allstate Corp. (The) .................. 22,912 3,920,701
American Financial Group, Inc. .......... 6,583 862,110
American International Group, Inc. ........ 58,000 4,595,340
Arch Capital Group Ltd.
(a)
.............. 32,661 3,128,271
Brown & Brown, Inc. .................. 21,530 2,140,728
Cincinnati Financial Corp. .............. 13,614 1,778,261
Erie Indemnity Co. , Class A, NVS ......... 2,226 982,000
Everest Group Ltd. ................... 3,829 1,504,299
Fidelity National Financial, Inc. , Class A ..... 21,515 1,192,146
Hartford Financial Services Group, Inc. (The) . 25,848 2,867,060
Loews Corp. ....................... 16,442 1,314,538
Markel Group, Inc.
(a)
.................. 1,126 1,845,345
Principal Financial Group, Inc. ........... 20,403 1,663,049
Prudential Financial, Inc. ............... 31,607 3,960,989
Reinsurance Group of America, Inc. ....... 5,833 1,314,933
RenaissanceRe Holdings Ltd. ........... 4,491 1,041,508
Travelers Cos., Inc. (The) .............. 19,964 4,321,008
Unum Group ....................... 13,557 779,934
Willis Towers Watson plc ............... 9,048 2,554,069
WR Berkley Corp. ................... 27,073 1,492,534
47,583,734
Interactive Media & Services — 0.3%
(a)
Pinterest, Inc. , Class A ................ 51,879 1,657,534
Snap, Inc. , Class A, NVS ............... 94,185 1,254,544
2,912,078
IT Services — 2.0%
Akamai Technologies, Inc.
(a)
............. 13,249 1,302,112
Cloudflare, Inc. , Class A
(a)
.............. 26,223 2,032,282
Cognizant Technology Solutions Corp. , Class A 43,573 3,297,605
EPAM Systems, Inc.
(a)
................. 4,848 1,042,950
Gartner, Inc.
(a)
...................... 6,664 3,339,930
GoDaddy, Inc. , Class A
(a)
............... 11,682 1,699,147
MongoDB, Inc. , Class A
(a)
.............. 6,182 1,560,090
Okta, Inc. , Class A
(a)
.................. 14,002 1,315,348
Twilio, Inc. , Class A
(a)
................. 14,603 863,475
VeriSign, Inc.
(a)
..................... 7,481 1,399,022
17,851,961
Life Sciences Tools & Services — 2.4%
Agilent Technologies, Inc. .............. 25,472 3,601,741
Avantor, Inc.
(a)
...................... 58,918 1,576,056
Bio-Techne Corp. .................... 13,752 1,122,026
Bruker Corp. ....................... 8,227 563,632
Charles River Laboratories International, Inc.
(a)
4,458 1,088,198
Illumina, Inc.
(a)
...................... 13,780 1,689,428
IQVIA Holdings, Inc.
(a)
................. 15,909 3,917,273
Medpace Holdings, Inc.
(a)
.............. 2,190 837,719
Mettler-Toledo International, Inc.
(a)
........ 1,860 2,829,116
Revvity, Inc. ....................... 10,744 1,349,554

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
Morningstar Mid-Cap ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Life Sciences Tools & Services (continued)
Waters Corp.
(a)
..................... 5,155 $ 1,733,523
West Pharmaceutical Services, Inc. ....... 6,338 1,940,505
22,248,771
Machinery — 3.7%
CNH Industrial NV ................... 79,549 847,197
Cummins, Inc. ...................... 11,847 3,456,955
Dover Corp. ....................... 11,970 2,205,592
Fortive Corp. ....................... 30,541 2,194,371
Graco, Inc. ........................ 14,580 1,240,029
IDEX Corp. ........................ 6,538 1,363,042
Ingersoll Rand, Inc. .................. 35,229 3,536,992
Lincoln Electric Holdings, Inc. ........... 4,975 1,021,915
Nordson Corp. ...................... 4,444 1,112,467
Otis Worldwide Corp. ................. 35,151 3,321,769
PACCAR, Inc. ...................... 44,892 4,429,045
Pentair plc ........................ 14,431 1,268,052
Snap-on, Inc. ...................... 4,577 1,313,736
Stanley Black & Decker, Inc. ............ 13,287 1,403,373
Westinghouse Air Brake Technologies Corp. .. 15,330 2,470,429
Xylem, Inc. ........................ 20,983 2,801,230
33,986,194
Media — 1.3%
Charter Communications, Inc. , Class A
(a)
.... 8,578 3,257,238
Fox Corp. , Class A, NVS ............... 20,560 782,103
Fox Corp. , Class B ................... 11,366 402,697
Interpublic Group of Cos., Inc. (The) ....... 32,891 1,058,104
News Corp. , Class A, NVS ............. 32,776 903,962
News Corp. , Class B ................. 9,471 269,829
Omnicom Group, Inc. ................. 17,080 1,674,523
Sirius XM Holdings, Inc.
(b)
.............. 54,020 186,369
Trade Desk, Inc. (The) , Class A
(a)
......... 38,808 3,488,063
12,022,888
Metals & Mining — 1.3%
Newmont Corp. ..................... 100,233 4,918,433
Nucor Corp. ....................... 20,805 3,389,967
Reliance, Inc. ...................... 4,978 1,516,100
Steel Dynamics, Inc. .................. 12,859 1,713,076
11,537,576
Multi-Utilities — 2.8%
Ameren Corp. ...................... 23,078 1,829,393
CenterPoint Energy, Inc. ............... 55,720 1,546,230
CMS Energy Corp. ................... 25,837 1,674,238
Consolidated Edison, Inc. .............. 30,148 2,940,033
Dominion Energy, Inc. ................. 72,891 3,896,753
DTE Energy Co. .................... 17,946 2,163,031
NiSource, Inc. ...................... 39,299 1,228,094
Public Service Enterprise Group, Inc. ...... 43,429 3,464,331
Sempra .......................... 54,735 4,382,084
WEC Energy Group, Inc. ............... 27,358 2,354,430
25,478,617
Office REITs — 0.1%
BXP, Inc. ......................... 13,664 974,380
Oil, Gas & Consumable Fuels — 4.7%
Antero Resources Corp.
(a)
.............. 25,560 741,751
APA Corp. ........................ 31,911 995,304
Cheniere Energy, Inc. ................. 19,904 3,635,267
Chesapeake Energy Corp. ............. 9,188 701,320
Coterra Energy, Inc. .................. 64,775 1,671,195
Devon Energy Corp. .................. 54,832 2,578,749
Diamondback Energy, Inc. .............. 15,094 3,053,667
EQT Corp. ........................ 49,124 1,695,269
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels (continued)
Hess Corp. ........................ 24,195 $ 3,711,997
HF Sinclair Corp. .................... 14,331 737,617
Kinder Morgan, Inc. .................. 171,322 3,620,034
Marathon Oil Corp. ................... 49,050 1,375,852
ONEOK, Inc. ....................... 50,767 4,230,414
Ovintiv, Inc. ........................ 23,238 1,079,173
Targa Resources Corp. ................ 19,355 2,618,344
Texas Pacific Land Corp. ............... 1,680 1,419,432
Valero Energy Corp. .................. 28,433 4,598,185
Williams Cos., Inc. (The) ............... 105,967 4,550,223
43,013,793
Passenger Airlines — 0.6%
Delta Air Lines, Inc. .................. 56,060 2,411,701
Southwest Airlines Co. ................ 51,647 1,391,370
United Airlines Holdings, Inc.
(a)
........... 28,505 1,294,697
5,097,768
Personal Care Products — 0.6%
Coty, Inc. , Class A
(a)
.................. 33,137 329,713
Estee Lauder Cos., Inc. (The) , Class A ..... 20,169 2,009,034
Kenvue, Inc. ....................... 150,585 2,784,317
5,123,064
Pharmaceuticals — 0.3%
Royalty Pharma plc , Class A ............ 34,916 983,584
Viatris, Inc. ........................ 105,239 1,269,182
2,252,766
Professional Services — 2.3%
Booz Allen Hamilton Holding Corp. ........ 11,183 1,602,636
Broadridge Financial Solutions, Inc. ....... 10,217 2,186,438
Dayforce, Inc.
(a)(b)
.................... 13,520 801,466
Equifax, Inc. ....................... 10,723 2,995,684
Jacobs Solutions, Inc. ................. 10,968 1,605,167
Leidos Holdings, Inc. ................. 11,726 1,693,234
Paychex, Inc. ...................... 28,142 3,602,739
Paycom Software, Inc. ................ 4,426 738,212
SS&C Technologies Holdings, Inc. ........ 18,687 1,363,217
TransUnion ........................ 16,851 1,520,971
Verisk Analytics, Inc. .................. 12,420 3,250,935
21,360,699
Real Estate Management & Development — 0.6%
(a)
CBRE Group, Inc. , Class A ............. 26,439 2,979,940
CoStar Group, Inc. ................... 35,473 2,767,603
5,747,543
Residential REITs — 1.6%
American Homes 4 Rent , Class A ......... 27,827 1,004,276
AvalonBay Communities, Inc. ........... 12,313 2,523,180
Camden Property Trust ................ 9,256 1,025,102
Equity LifeStyle Properties, Inc. .......... 15,603 1,071,614
Equity Residential ................... 29,895 2,081,589
Essex Property Trust, Inc. .............. 5,590 1,556,032
Invitation Homes, Inc. ................. 49,739 1,754,295
Mid-America Apartment Communities, Inc. ... 10,111 1,413,215
Sun Communities, Inc. ................ 10,737 1,360,700
UDR, Inc. ......................... 26,085 1,045,226
14,835,229
Retail REITs — 1.2%
Kimco Realty Corp. .................. 58,740 1,276,421
Realty Income Corp. .................. 75,756 4,350,667
Regency Centers Corp. ............... 14,527 978,248
Simon Property Group, Inc. ............. 26,839 4,118,176
10,723,512

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
Morningstar Mid-Cap ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment — 2.2%
Astera Labs, Inc.
(a)(b)
.................. 2,171 $ 95,177
Enphase Energy, Inc.
(a)(b)
............... 11,874 1,366,816
Entegris, Inc. ....................... 13,018 1,539,899
First Solar, Inc.
(a)
.................... 8,858 1,913,240
Microchip Technology, Inc. .............. 46,167 4,098,706
Monolithic Power Systems, Inc. .......... 4,043 3,489,473
ON Semiconductor Corp.
(a)
............. 37,419 2,928,037
Qorvo, Inc.
(a)
....................... 8,279 991,824
Skyworks Solutions, Inc. ............... 13,850 1,573,637
Teradyne, Inc. ...................... 13,538 1,775,644
19,772,453
Software — 5.3%
ANSYS, Inc.
(a)
...................... 7,563 2,371,984
AppLovin Corp. , Class A
(a)
.............. 18,214 1,404,299
Aspen Technology, Inc.
(a)
............... 2,364 444,314
Atlassian Corp. , Class A
(a)
.............. 13,756 2,428,897
Autodesk, Inc.
(a)
..................... 18,584 4,599,912
Bentley Systems, Inc. , Class B ........... 11,690 569,771
Datadog, Inc. , Class A
(a)
............... 25,694 2,991,809
DocuSign, Inc.
(a)
.................... 17,662 979,888
Dynatrace, Inc.
(a)
.................... 23,962 1,052,411
Fair Isaac Corp.
(a)
.................... 2,147 3,435,200
Fortinet, Inc.
(a)
...................... 56,598 3,284,948
Gen Digital, Inc. ..................... 50,160 1,303,658
HubSpot, Inc.
(a)
..................... 4,443 2,208,304
Manhattan Associates, Inc.
(a)
............ 5,310 1,356,068
MicroStrategy, Inc. , Class A
(a)(b)
........... 1,333 2,152,048
Nutanix, Inc. , Class A
(a)
................ 21,272 1,074,449
Palantir Technologies, Inc. , Class A
(a)
...... 173,553 4,666,840
Procore Technologies, Inc.
(a)(b)
........... 7,504 533,009
PTC, Inc.
(a)
........................ 10,462 1,860,667
Tyler Technologies, Inc.
(a)
.............. 3,656 2,077,010
Unity Software, Inc.
(a)(b)
................ 25,738 421,074
Workday, Inc. , Class A
(a)
............... 18,446 4,189,455
Zoom Video Communications, Inc. , Class A
(a)
. 20,760 1,253,904
Zscaler, Inc.
(a)
...................... 7,989 1,432,827
48,092,746
Specialized REITs — 2.9%
Crown Castle, Inc. ................... 37,678 4,147,594
Digital Realty Trust, Inc. ............... 28,294 4,229,670
Extra Space Storage, Inc. .............. 18,386 2,934,773
Gaming & Leisure Properties, Inc. ........ 22,768 1,142,954
Iron Mountain, Inc. ................... 25,647 2,630,356
Public Storage ...................... 13,776 4,076,594
SBA Communications Corp. ............ 9,353 2,053,358
VICI Properties, Inc. .................. 90,427 2,826,748
Weyerhaeuser Co. ................... 63,304 2,010,535
26,052,582
Specialty Retail — 2.3%
AutoZone, Inc.
(a)(b)
................... 1,505 4,716,204
Best Buy Co., Inc. ................... 17,071 1,476,983
Burlington Stores, Inc.
(a)
............... 5,537 1,441,392
CarMax, Inc.
(a)
...................... 13,763 1,162,148
Dick's Sporting Goods, Inc. ............. 5,054 1,093,433
Floor & Decor Holdings, Inc. , Class A
(a)(b)
.... 9,244 905,912
Penske Automotive Group, Inc. .......... 1,790 311,657
Ross Stores, Inc. .................... 28,906 4,140,206
Tractor Supply Co. ................... 9,415 2,479,158
Ulta Beauty, Inc.
(a)(b)
.................. 4,151 1,514,658
Williams-Sonoma, Inc. ................ 10,602 1,639,917
20,881,668
Security
Shares
Shares Value
Technology Hardware, Storage & Peripherals — 2.0%
Dell Technologies, Inc. , Class C .......... 23,002 $ 2,614,867
Hewlett Packard Enterprise Co. .......... 113,377 2,257,336
HP, Inc. .......................... 85,898 3,100,059
NetApp, Inc. ....................... 18,005 2,286,275
Pure Storage, Inc. , Class A
(a)
............ 26,753 1,603,307
Seagate Technology Holdings plc ......... 17,603 1,798,499
Super Micro Computer, Inc.
(a)
............ 4,348 3,050,774
Western Digital Corp.
(a)
................ 28,179 1,889,402
18,600,519
Textiles, Apparel & Luxury Goods — 0.5%
(a)
Deckers Outdoor Corp. ................ 2,237 2,063,923
Lululemon Athletica, Inc. ............... 9,638 2,492,965
4,556,888
Trading Companies & Distributors — 2.0%
Core & Main, Inc. , Class A
(a)
............. 15,864 848,248
Fastenal Co. ....................... 49,638 3,511,889
Ferguson plc ....................... 17,731 3,947,807
United Rentals, Inc. .................. 5,802 4,392,694
Watsco, Inc. ....................... 3,021 1,478,749
WW Grainger, Inc. ................... 3,880 3,790,023
17,969,410
Water Utilities — 0.4%
American Water Works Co., Inc. .......... 16,906 2,406,738
Essential Utilities, Inc. ................. 21,590 877,634
3,284,372
Total Long-Term Investments — 99.8%
(Cost: $736,577,537) .............................. 909,098,339
Short-Term Securities
Money Market Funds — 2.1%
(c)(d)
BlackRock Cash Funds: Institutional, SL Agency
Shares, 5.45%
(e)
.................. 17,861,736 17,868,881
BlackRock Cash Funds: Treasury, SL Agency
Shares, 5.29% ................... 1,784,866 1,784,866
Total Short-Term Securities — 2.1%
(Cost: $ 19,647,534) ............................... 19,653,747
Total Investments — 101.9%
(Cost: $756,225,071 ) .............................. 928,752,086
Liabilities in Excess of Other Assets — (1.9)% ............. (17,448,113)
Net Assets — 100.0% ...............................
$ 911,303,973
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
Morningstar Mid-Cap ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Affiliated Issuer
Value at
04/30/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/24
Shares
Held at
07/31/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 11,387,355 $ 6,480,544
(a)
$ — $ 1,038 $ (56) $ 17,868,881 17,861,736 $ 28,298
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 1,485,250 299,616
(a)
— — — 1,784,866 1,784,866 24,330 —
$ 1,038 $ (56) $ 19,653,747 $ 52,628 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
S&P Midcap 400 E-Mini Index ................................................. 7 09/20/24 $ 2,184 $ 92,792

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
Morningstar Mid-Cap ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 909,098,339 $ — $ — $ 909,098,339
Short-Term Securities
Money Market Funds ...................................... 19,653,747 — — 19,653,747
$ 928,752,086 $ — $ — $ 928,752,086
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 92,792 $ — $ — $ 92,792
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
MSCI Morgan Stanley Capital International
NVS Non-Voting Shares
REIT Real Estate Investment Trust